Organization and Principal Activities - Details of Subsidiaries, VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Feb. 28, 2019
Four Seasons Hong Kong | Hong Kong | Investment Holding | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 24, 2014
Equity interest attributed to the Group as at February 28, 2019	100.00%
Shanghai Fuxi | Shanghai | Education And Management Consulting Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 29, 2014
Equity interest attributed to the Group as at February 28, 2019	100.00%
Four Seasons Investment | Shanghai | After-School Tutoring | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 13, 2007
Equity interest attributed to the Group as at February 28, 2019	100.00%
Shanghai Four Seasons | Shanghai | After-School Tutoring | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 12, 2014
Equity interest attributed to the Group as at February 28, 2019	100.00%
Shanghai Four Seasons | Guangdong | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 16, 2018
Equity interest attributed to the Group as at February 28, 2019	79.00%
Tongfang School | Shanghai | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	May 16, 2013
Equity interest attributed to the Group as at February 28, 2019	100.00%
Taicang Four Seasons Education and Training Center | Jiangsu | Language Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Aug. 01, 2015
Equity interest attributed to the Group as at February 28, 2019	100.00%
Jiangxi Investment | Jiangxi | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 16, 2015
Equity interest attributed to the Group as at February 28, 2019	70.00%
Anhui Consulting | Anhui | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Aug. 01, 2016
Equity interest attributed to the Group as at February 28, 2019	51.00%
Four Seasons Class | Shanghai | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2016
Equity interest attributed to the Group as at February 28, 2019	100.00%
Taicang Four Seasons | Jiangsu | After-School Tutoring
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Nov. 04, 2016
Equity interest attributed to the Group as at February 28, 2019	100.00%
Shane Education | Shanghai | Language Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 01, 2017
Equity interest attributed to the Group as at February 28, 2019	70.00%
Shane School | Shanghai | Language Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 01, 2017
Equity interest attributed to the Group as at February 28, 2019	70.00%
Saxon School | Shanghai | Language Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 01, 2017
Equity interest attributed to the Group as at February 28, 2019	70.00%
Suzhou Four Seasons | Jiangsu | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 20, 2017
Equity interest attributed to the Group as at February 28, 2019	70.00%
Four Seasons Only | Shanghai | Language Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 20, 2017
Equity interest attributed to the Group as at February 28, 2019	55.00%
Honggutan Four Seasons | Jiangxi | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 15, 2017
Equity interest attributed to the Group as at February 28, 2019	51.00%
Modern Art School | Shanghai | After-School Tutoring
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jan. 25, 2017
Equity interest attributed to the Group as at February 28, 2019	100.00%
Changzhou Fuxi | Jiangsu | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Apr. 14, 2017
Equity interest attributed to the Group as at February 28, 2019	70.00%
Wuxi Fuxi | Jiangsu | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 21, 2017
Equity interest attributed to the Group as at February 28, 2019	67.00%
Fujian Four Seasons | Fujian | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 03, 2017
Equity interest attributed to the Group as at February 28, 2019	51.00%
Wupin Education | Shanghai | Education Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	90.00%
Yuancheng Center | Shanghai | Early-Childhood Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	90.00%
Yuancheng | Shanghai | Early-Childhood Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	90.00%
Juetai | Shanghai | Management Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Apr. 24, 2018
Equity interest attributed to the Group as at February 28, 2019	100.00%
Research Institute | Shanghai | Education Research | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 05, 2018
Equity interest attributed to the Group as at February 28, 2019	100.00%
Zhuji Four Seasons | Zhejiang | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 12, 2018
Equity interest attributed to the Group as at February 28, 2019	51.00%
Bridge Club | Shanghai | Bridge Training | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 21, 2018
Equity interest attributed to the Group as at February 28, 2019	100.00%
Siqiang | Shanghai | Management Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jul. 27, 2018
Equity interest attributed to the Group as at February 28, 2019	90.00%
Shenzhen Caina | Guangdong | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Aug. 13, 2018
Equity interest attributed to the Group as at February 28, 2019	61.00%
Taijie | Shanghai | Education Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Aug. 28, 2018
Equity interest attributed to the Group as at February 28, 2019	70.00%
Fantasy | Shanghai | Management Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	51.00%
Fantasy School | Shanghai | Art Education | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	51.00%
Chongqing School | Chongqing | Education Consulting Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	51.00%
Chongqing School | Chongqing | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2018
Equity interest attributed to the Group as at February 28, 2019	51.00%
Changzhou Tianning | Jiangsu | After-School Tutoring | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 29, 2018
Equity interest attributed to the Group as at February 28, 2019	70.00%